Alpha Dog ETF

Schedule of Investments

December 31, 2023 (unaudited)

		Shares	Value
98.29%	COMMON STOCK
8.03%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A(A)	11,917	$1,664,686
	Meta Platforms, Inc.(A)	5,104	1,806,612
	Netflix, Inc.(A)	2,439	1,187,500
			4,658,798

26.40%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	17,563	2,668,522
	Autozone, Inc.(A)	394	1,018,730
	Chipotle Mexican Grill, Inc.(A)	810	1,852,438
	DR Horton, Inc.	9,297	1,412,958
	Domino’s Pizza, Inc.	5,390	2,221,920
	McDonald’s Corp.	3,883	1,151,348
	Tesla, Inc.(A)	10,056	2,498,715
	Ulta Beauty, Inc.(A)	5,074	2,486,209
			15,310,840

6.76%	ENERGY
	Chevron Corp.	7,405	1,104,530
	Devon Energy Corp.	38,754	1,755,556
	Halliburton Co.	29,247	1,057,279
			3,917,365

8.06%	FINANCIALS
	Chubb Ltd. ADR	5,238	1,183,788
	Markel Corp.(A)	832	1,181,357
	PayPal Holdings, Inc.(A)	18,556	1,139,524
	Athene Holding Ltd.	25,827	1,167,897
			4,672,566

7.30%	HEALTH CARE
	HCA Healthcare, Inc.	4,285	1,159,864
	Mettler-Toledo International, Inc.(A)	1,007	1,221,451
	PerkinElmer, Inc.	16,948	1,852,586
			4,233,901

Alpha Dog ETF

Schedule of Investments - continued

December 31, 2023 (unaudited)

		Shares	Value
20.05%	INDUSTRIALS
	The Boeing Co.(A)	7,986	$2,081,631
	Caterpillar, Inc.	6,249	1,847,642
	Generac Holdings, Inc.(A)	14,325	1,851,363
	General Electric Co.	9,384	1,197,680
	Johnson Controls International ADR	30,761	1,773,064
	Old Dominion Freight	2,674	1,083,852
	UPS, Inc. Class B	11,408	1,793,680
			11,628,912

21.69%	INFORMATION TECHNOLOGY
	Advanced Micro Devices(A)	14,826	2,185,501
	Apple, Inc.	7,092	1,365,423
	Broadcom, Inc.	1,827	2,039,389
	First Solar, Inc.(A)	6,717	1,157,205
	Microsoft Corp.	5,235	1,968,569
	Nvidia Corp.	4,804	2,379,037
	Oracle Corp.	14,058	1,482,135
			12,577,259

98.29%	TOTAL COMMON STOCK		56,999,641

0.00%	MONEY MARKET FUND
	Dreyfus Cash Management Funds 4.450%(B)	136	136

98.29%	TOTAL INVESTMENTS		56,999,777
1.71%	Assets net of liabilities		993,624
100.00%	NET ASSETS		$57,993,401

(A)Non-income producing

(B)Effective 7 day yield as of December 31, 2023

See Notes to Schedule of Investments

Alpha Dog ETF

Schedule of Investments - continued

December 31, 2023 (unaudited)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023:

		Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
COMMON STOCKS	$56,999,641	$—	$—	$56,999,641
MONEY MARKET FUNDS	136			136
TOTAL INVESTMENTS	$56,999,777	$—	$—	$56,999,777

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2023.

At December 31, 2023 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is 46,277,966 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,000,761
Gross unrealized depreciation	(278,952)
Net unrealized appreciation	$10,721,809

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